PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 30,170.2	R$ 26,630.2
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	27,134.5	23,662.7
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,035.7	R$ 2,967.5